UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

November 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Greater China Growth Fund

Eaton Vance Richard Bernstein All Asset Strategy Fund

Eaton Vance Richard Bernstein Equity Strategy Fund

Eaton Vance Richard Bernstein Market Opportunities Fund

Eaton Vance Worldwide Health Sciences Fund

Eaton Vance

Greater China Growth Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
China — 54.9%
Auto Components — 2.3%
Nexteer Automotive Group, Ltd.	2,022,000	$2,234,063

		$2,234,063

Automobiles — 0.9%
Great Wall Motor Co., Ltd., Class H	692,000	$853,944

		$853,944

Banks — 11.2%
China Construction Bank Corp., Class H	8,447,110	$5,818,501
Industrial & Commercial Bank of China, Ltd., Class H	8,582,000	5,221,270

		$11,039,771

Capital Markets — 0.6%
CITIC Securities Co., Ltd., Class H	266,000	$611,061

		$611,061

Commercial Services & Supplies — 1.7%
China Everbright International, Ltd.	1,071,000	$1,629,329

		$1,629,329

Electrical Equipment — 1.1%
Zhuzhou CSR Times Electric Co., Ltd., Class H	170,000	$1,125,496

		$1,125,496

Electronic Equipment, Instruments & Components — 0.5%
AAC Technologies Holdings, Inc.	68,500	$480,609

		$480,609

Food Products — 1.2%
China Mengniu Dairy Co., Ltd.	351,000	$556,737
Want Want China Holdings, Ltd.	809,000	637,683

		$1,194,420

Gas Utilities — 0.6%
China Resources Gas Group, Ltd.	196,000	$562,178

		$562,178

Health Care Providers & Services — 0.5%
iKang Healthcare Group, Inc. ADR(1)	26,783	$522,268

		$522,268

Household Durables — 0.9%
Haier Electronics Group Co., Ltd.	491,000	$887,545

		$887,545

Insurance — 6.4%
China Pacific Insurance (Group) Co., Ltd., Class H	452,200	$1,860,753
Ping An Insurance (Group) Co. of China, Ltd., Class H	806,000	4,416,400

		$6,277,153

Internet & Catalog Retail — 0.5%
Vipshop Holdings, Ltd. ADR(1)	27,159	$448,938

		$448,938

1

Security	Shares	Value
Internet Software & Services — 9.3%
Baidu, Inc. ADR(1)	3,416	$744,585
Tencent Holdings, Ltd.	420,500	8,377,990

		$9,122,575

Oil, Gas & Consumable Fuels — 2.2%
China Petroleum & Chemical Corp., Class H	3,560,000	$2,178,081

		$2,178,081

Pharmaceuticals — 2.5%
Luye Pharma Group, Ltd.(1)	421,000	$368,292
Sino Biopharmaceutical, Ltd.	2,154,000	2,044,684

		$2,412,976

Real Estate Management & Development — 4.9%
China Overseas Land & Investment, Ltd.	1,024,000	$3,398,050
China Overseas Property Holdings, Ltd.(1)	341,333	65,595
China Vanke Co., Ltd., Class H	521,933	1,303,220

		$4,766,865

Software — 0.6%
Aisino Corp., Class A(2)	69,400	$606,346

		$606,346

Technology Hardware, Storage & Peripherals — 1.0%
Lenovo Group, Ltd.	940,000	$1,000,318

		$1,000,318

Textiles, Apparel & Luxury Goods — 1.3%
ANTA Sports Products, Ltd.	437,000	$1,321,799

		$1,321,799

Wireless Telecommunication Services — 4.7%
China Mobile, Ltd.	399,000	$4,575,275

		$4,575,275

Total China (identified cost $43,771,231)		$53,851,010

Hong Kong — 22.7%
Diversified Financial Services — 2.6%
Hong Kong Exchanges and Clearing, Ltd.	97,621	$2,539,480

		$2,539,480

Electronic Equipment, Instruments & Components — 0.5%
PAX Global Technology, Ltd.	361,000	$447,633

		$447,633

Hotels, Restaurants & Leisure — 1.3%
Sands China, Ltd.	332,800	$1,119,065
SJM Holdings, Ltd.	151,000	110,877

		$1,229,942

Household Durables — 2.5%
Techtronic Industries Co., Ltd.	614,500	$2,504,152

		$2,504,152

Industrial Conglomerates — 4.0%
CK Hutchison Holdings, Ltd.	298,356	$3,892,534

		$3,892,534

2

Security	Shares	Value
Insurance — 7.2%
AIA Group, Ltd.	1,186,400	$7,099,072

		$7,099,072

Real Estate Investment Trusts (REITs) — 1.9%
Link REIT	312,000	$1,905,344

		$1,905,344

Real Estate Management & Development — 2.7%
Cheung Kong Property Holdings, Ltd.	232,856	$1,522,969
Hongkong Land Holdings, Ltd.	159,600	1,114,706

		$2,637,675

Total Hong Kong (identified cost $16,561,561)		$22,255,832

Luxembourg — 1.0%
Textiles, Apparel & Luxury Goods — 1.0%
Samsonite International SA	347,100	$1,027,040

		$1,027,040

Total Luxembourg (identified cost $869,852)		$1,027,040

Taiwan — 20.2%
Banks — 2.2%
CTBC Financial Holding Co., Ltd.	4,008,742	$2,099,296

		$2,099,296

Electronic Equipment, Instruments & Components — 4.6%
Delta Electronics, Inc.	231,000	$1,105,456
Hon Hai Precision Industry Co., Ltd.	892,710	2,297,776
Largan Precision Co., Ltd.	14,000	1,087,178

		$4,490,410

Food & Staples Retailing — 1.4%
President Chain Store Corp.	214,000	$1,372,203

		$1,372,203

Health Care Equipment & Supplies — 0.2%
St. Shine Optical Co., Ltd.	12,000	$230,051

		$230,051

Insurance — 2.4%
Cathay Financial Holding Co., Ltd.	1,683,929	$2,355,334

		$2,355,334

Multiline Retail — 0.8%
Poya International Co., Ltd.	79,790	$797,726

		$797,726

Semiconductors & Semiconductor Equipment — 8.1%
MediaTek, Inc.	91,000	$725,180
Taiwan Semiconductor Manufacturing Co., Ltd.	1,696,839	7,260,955

		$7,986,135

Technology Hardware, Storage & Peripherals — 0.5%
Adlink Technology, Inc.	209,293	$510,973

		$510,973

Total Taiwan (identified cost $15,833,552)		$19,842,128

Total Common Stocks (identified cost $77,036,196)		$96,976,010

3

Short-Term Investments — 1.4%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/15	$1,365	$1,364,721

Total Short-Term Investments (identified cost $1,364,721)		$1,364,721

Total Investments — 100.2% (identified cost $78,400,917)		$98,340,731

Other Assets, Less Liabilities — (0.2)%		$(218,140)

Net Assets — 100.0%		$98,122,591

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,413,811

Gross unrealized appreciation	$25,557,204
Gross unrealized depreciation	(5,630,284)

Net unrealized appreciation	$19,926,920

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Consumer Discretionary	$448,938	$10,856,211		$—	$11,305,149
Consumer Staples	—	2,566,623		—	2,566,623
Energy	—	2,178,081		—	2,178,081
Financials	65,595	41,265,456		—	41,331,051
Health Care	522,268	2,643,027		—	3,165,295
Industrials	—	6,647,359		—	6,647,359
Information Technology	744,585	23,294,068		606,346	24,644,999
Telecommunication Services	—	4,575,275		—	4,575,275
Utilities	—	562,178		—	562,178
Total Common Stocks	$1,781,386	$94,588,278	**	$606,346	$96,976,010
Short-Term Investments	$—	$1,364,721		$—	$1,364,721
Total Investments	$1,781,386	$95,952,999		$606,346	$98,340,731

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2015 is not presented. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 54.2%

Security	Shares	Value
Aerospace & Defense — 0.4%
Honeywell International, Inc.	10,683	$1,110,498
United Technologies Corp.	10,729	1,030,520

		$2,141,018

Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	9,344	$962,526

		$962,526

Auto Components — 1.0%
Bridgestone Corp.	56,400	$2,008,908
Compagnie Generale des Etablissements Michelin, Class B	4,127	413,319
Continental AG	1,790	431,239
Delphi Automotive PLC	10,314	906,394
Denso Corp.	18,700	892,137

		$4,651,997

Automobiles — 2.3%
Bayerische Motoren Werke AG	7,022	$764,738
Fuji Heavy Industries, Ltd.	29,200	1,208,228
Honda Motor Co., Ltd.	67,700	2,210,142
Mazda Motor Corp.	63,900	1,328,471
Nissan Motor Co., Ltd.	198,000	2,114,847
Porsche Automobil Holding SE, PFC Shares	5,466	286,210
Toyota Motor Corp.	51,300	3,192,712

		$11,105,348

Banks — 3.2%
Banco Santander SA	208,902	$1,136,856
Bankinter SA	52,957	382,727
Citigroup, Inc.	28,582	1,546,000
Commerzbank AG(1)	33,805	371,177
Danske Bank A/S	17,334	464,581
DNB ASA	29,712	390,535
Erste Group Bank AG(1)	13,120	402,133
HSBC Holdings PLC	233,188	1,860,584
ING Groep NV	54,463	748,719
JPMorgan Chase & Co.	35,279	2,352,404
KBC Groep NV	7,008	418,141
Nordea Bank AB	66,009	730,558
Skandinaviska Enskilda Banken AB, Class A	37,178	394,793
Standard Chartered PLC	30,523	255,947
Swedbank AB, Class A	26,836	593,794
UniCredit SpA	71,917	421,438
United Bankshares, Inc.	11,701	492,846
Wells Fargo & Co.	48,720	2,684,472

		$15,647,705

Beverages — 2.0%
Anheuser-Busch InBev SA/NV	14,555	$1,871,286
Coca-Cola Co. (The)	42,490	1,810,924
Diageo PLC	59,009	1,692,450
Heineken NV	12,402	1,099,574
PepsiCo, Inc.	20,284	2,031,645
Pernod-Ricard SA	13,473	1,531,065

		$10,036,944

Security	Shares	Value
Biotechnology — 1.4%
AbbVie, Inc.	18,922	$1,100,314
Actelion, Ltd.	4,075	571,666
Alexion Pharmaceuticals, Inc.(1)	4,361	778,177
Amgen, Inc.	9,828	1,583,291
Biogen, Inc.(1)	1,795	514,914
Celgene Corp.(1)	8,489	929,121
Gilead Sciences, Inc.	11,909	1,261,877

		$6,739,360

Building Products — 0.2%
Daikin Industries, Ltd.	16,600	$1,164,432

		$1,164,432

Capital Markets — 0.2%
Credit Suisse Group AG	19,340	$415,617
Julius Baer Group, Ltd.	7,655	365,960

		$781,577

Chemicals — 0.2%
Shin-Etsu Chemical Co., Ltd.	14,000	$791,866

		$791,866

Communications Equipment — 0.4%
Cisco Systems, Inc.	47,725	$1,300,506
QUALCOMM, Inc.	13,847	675,595

		$1,976,101

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	12,929	$1,733,649
Deutsche Boerse AG	5,185	444,094
EXOR SpA	8,278	370,825
FactSet Research Systems, Inc.	2,373	402,295
Investor AB, Class B	20,992	799,608
London Stock Exchange Group PLC	9,963	397,631

		$4,148,102

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	58,680	$1,975,756
Deutsche Telekom AG	91,982	1,695,301
Proximus SADP	46,330	1,528,698
Swisscom AG	1,835	903,628
Telefonica SA	142,664	1,755,851
Telenor ASA	29,932	520,306
Verizon Communications, Inc.	43,078	1,957,895

		$10,337,435

Electric Utilities — 1.9%
American Electric Power Co., Inc.	18,520	$1,037,305
Duke Energy Corp.	12,987	879,999
Endesa SA	24,045	496,983
Eversource Energy	11,608	591,428
Fortum Oyj	33,952	495,131
Iberdrola SA	204,962	1,434,214
NextEra Energy, Inc.	17,073	1,704,910
OGE Energy Corp.	13,071	341,284
Red Electrica Corp. SA	10,788	924,567
SSE PLC	26,470	570,958
Xcel Energy, Inc.	23,133	824,923

		$9,301,702

Electronic Equipment, Instruments & Components — 0.6%
Citizen Holdings Co., Ltd.	229,400	$1,695,488
Kyocera Corp.	30,100	1,395,544

		$3,091,032

Security	Shares	Value
Food & Staples Retailing — 1.3%
Casino Guichard-Perrachon SA	7,682	$438,879
Costco Wholesale Corp.	6,129	989,343
CVS Health Corp.	18,479	1,738,689
Koninklijke Ahold NV	53,055	1,154,720
Wal-Mart Stores, Inc.	21,074	1,239,994
Walgreens Boots Alliance, Inc.	11,025	926,431

		$6,488,056

Food Products — 1.6%
Bunge, Ltd.	5,145	$342,709
Campbell Soup Co.	12,581	657,232
ConAgra Foods, Inc.	9,319	381,427
Danone SA	12,052	842,775
General Mills, Inc.	13,983	807,658
Hershey Co. (The)	10,440	901,076
Kellogg Co.	6,303	433,457
Mondelez International, Inc., Class A	24,373	1,064,125
Nestle SA	34,949	2,590,392

		$8,020,851

Gas Utilities — 0.1%
Gas Natural SDG SA	30,173	$652,047

		$652,047

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	25,354	$1,138,902
Coloplast A/S, Class B	7,699	623,941
Essilor International SA	9,492	1,238,119
Medtronic PLC	15,240	1,148,181
Sirona Dental Systems, Inc.(1)	3,995	433,378
Sonova Holding AG	4,191	528,525
Zimmer Biomet Holdings, Inc.	7,697	777,474

		$5,888,520

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	10,694	$1,054,856
Anthem, Inc.	5,628	733,779
Cardinal Health, Inc.	12,473	1,083,280
Cigna Corp.	4,608	621,988
DaVita HealthCare Partners, Inc.(1)	9,619	702,572
Express Scripts Holding Co.(1)	8,878	758,891
Fresenius Medical Care AG & Co. KGaA	20,578	1,697,166
Fresenius SE & Co. KGaA	16,580	1,215,243
McKesson Corp.	4,934	934,253
UnitedHealth Group, Inc.	12,128	1,366,947

		$10,168,975

Hotels, Restaurants & Leisure — 1.3%
Accor SA	8,420	$355,014
Carnival Corp.	15,318	774,019
Compass Group PLC	29,609	514,817
InterContinental Hotels Group PLC	10,480	402,374
McDonald’s Corp.	10,046	1,146,851
Starbucks Corp.	16,327	1,002,315
Whitbread PLC	6,666	456,402
Wyndham Worldwide Corp.	19,660	1,492,587

		$6,144,379

Household Durables — 0.9%
Casio Computer Co., Ltd.	76,900	$1,695,507
Nikon Corp.	125,100	1,680,766
Sony Corp.	44,000	1,140,042

		$4,516,315

Security	Shares	Value
Household Products — 1.6%
Colgate-Palmolive Co.	20,725	$1,361,218
Henkel AG & Co. KGaA, PFC Shares	8,357	947,660
Kimberly-Clark Corp.	8,070	961,540
Procter & Gamble Co. (The)	31,357	2,346,758
Reckitt Benckiser Group PLC	25,237	2,366,365

		$7,983,541

Industrial Conglomerates — 1.1%
3M Co.	8,744	$1,369,136
General Electric Co.	105,543	3,159,957
Roper Technologies, Inc.	3,184	616,072

		$5,145,165

Insurance — 1.4%
Allianz SE	7,775	$1,373,769
Assicurazioni Generali SpA	28,950	549,921
Aviva PLC	72,858	561,271
NN Group NV	13,042	445,247
Prudential PLC	37,078	859,531
Sampo Oyj, Class A	16,659	825,198
Standard Life PLC	59,618	373,898
Swiss Re AG	10,377	988,853
Zurich Insurance Group AG	2,890	760,633

		$6,738,321

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.(1)	2,943	$1,956,507
Priceline Group, Inc. (The)(1)	579	723,084

		$2,679,591

Internet Software & Services — 1.4%
Alphabet, Inc., Class A(1)	2,966	$2,262,613
Alphabet, Inc., Class C(1)	2,970	2,205,522
eBay, Inc.(1)	17,268	510,960
Facebook, Inc., Class A(1)	16,675	1,738,202
Yahoo! Inc.(1)	9,998	338,033

		$7,055,330

IT Services — 2.3%
Accenture PLC, Class A	8,732	$936,245
Automatic Data Processing, Inc.	12,328	1,063,413
Cognizant Technology Solutions Corp., Class A(1)	5,640	364,231
Fidelity National Information Services, Inc.	13,807	879,092
Fiserv, Inc.(1)	14,599	1,405,008
International Business Machines Corp.	15,512	2,162,683
MasterCard, Inc., Class A	12,480	1,222,042
Paychex, Inc.	18,639	1,011,166
PayPal Holdings, Inc.(1)	17,268	608,870
Visa, Inc., Class A	18,649	1,473,457

		$11,126,207

Leisure Products — 0.2%
Yamaha Corp.	37,500	$943,102

		$943,102

Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	1,977	$363,570
Mettler-Toledo International, Inc.(1)	1,258	431,217
Thermo Fisher Scientific, Inc.	8,607	1,191,209

		$1,985,996

Machinery — 0.8%
Cummins, Inc.	3,213	$322,489
FANUC Corp.	5,000	891,186

Security	Shares	Value
Ingersoll-Rand PLC	11,639	$682,860
Komatsu, Ltd.	54,700	905,973
Kubota Corp.	71,000	1,184,786

		$3,987,294

Media — 2.1%
Comcast Corp., Class A	25,594	$1,557,651
Liberty Global PLC, Series C(1)	11,235	460,635
Omnicom Group, Inc.	26,983	1,994,583
Pearson PLC	22,643	281,846
ProSiebenSat.1 Media SE	8,506	445,754
Publicis Groupe SA	5,824	367,279
RELX PLC	31,295	564,500
Time Warner, Inc.	13,261	928,005
Twenty-First Century Fox, Inc., Class A	22,471	663,119
Vivendi SA	34,730	729,523
Walt Disney Co. (The)	14,965	1,698,079
Wolters Kluwer NV	12,633	436,178

		$10,127,152

Multi-Utilities — 1.1%
Dominion Resources, Inc.	19,689	$1,326,448
DTE Energy Co.	10,986	884,263
E.ON SE	46,381	440,023
Engie SA	33,864	589,580
National Grid PLC	91,593	1,276,524
Sempra Energy	11,112	1,102,644

		$5,619,482

Multiline Retail — 0.3%
Marks & Spencer Group PLC	49,285	$372,673
Nordstrom, Inc.	9,396	529,089
Target Corp.	10,326	748,635

		$1,650,397

Personal Products — 0.8%
Beiersdorf AG	11,485	$1,067,737
L’Oreal SA	5,157	912,069
Unilever NV	38,673	1,698,438

		$3,678,244

Pharmaceuticals — 5.6%
Allergan PLC(1)	3,064	$961,759
Astellas Pharma, Inc.	132,200	1,860,587
Bayer AG	11,634	1,546,318
Bristol-Myers Squibb Co.	15,898	1,065,325
Eli Lilly & Co.	15,013	1,231,666
GlaxoSmithKline PLC	55,148	1,120,778
Johnson & Johnson	26,578	2,690,757
Merck & Co., Inc.	24,600	1,304,046
Merck KGaA	16,996	1,737,470
Novartis AG	24,672	2,104,821
Novo Nordisk A/S, Class B	19,371	1,065,521
Pfizer, Inc.	59,415	1,947,030
Roche Holding AG PC	8,861	2,373,516
Sanofi	28,827	2,561,977
Takeda Pharmaceutical Co., Ltd.	46,100	2,243,216
Teva Pharmaceutical Industries, Ltd.	9,064	570,972
UCB SA	9,497	847,357

		$27,233,116

Real Estate Investment Trusts (REITs) — 0.4%
British Land Co. PLC (The)	38,435	$482,498
Klepierre	8,756	397,470

Security	Shares	Value
Land Securities Group PLC	25,570	$474,039
Unibail-Rodamco SE	2,165	556,129

		$1,910,136

Real Estate Management & Development — 0.1%
Deutsche Wohnen AG, Bearer Shares	14,914	$409,737

		$409,737

Road & Rail — 0.3%
Union Pacific Corp.	18,717	$1,571,292

		$1,571,292

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	39,043	$1,357,525
Texas Instruments, Inc.	16,098	935,616

		$2,293,141

Software — 1.2%
Intuit, Inc.	10,466	$1,048,693
Microsoft Corp.	67,931	3,692,050
Oracle Corp.	32,891	1,281,762

		$6,022,505

Specialty Retail — 1.0%
Hennes & Mauritz AB, Class B	15,977	$591,647
Home Depot, Inc. (The)	15,145	2,027,612
Lowe’s Cos., Inc.	16,745	1,282,667
TJX Cos., Inc. (The)	16,426	1,159,676

		$5,061,602

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	51,843	$6,133,027
Canon, Inc.	60,400	1,825,227
FUJIFILM Holdings Corp.	53,600	2,167,872
Hewlett Packard Enterprise Co.(1)	19,298	286,768
HP, Inc.	19,298	241,997

		$10,654,891

Textiles, Apparel & Luxury Goods — 0.9%
Burberry Group PLC	17,613	$330,120
Compagnie Financiere Richemont SA, Class A	8,125	607,103
Hermes International	1,129	397,281
Hugo Boss AG	3,569	308,462
Luxottica Group SpA	5,736	383,212
NIKE, Inc., Class B	12,208	1,614,874
Pandora A/S	3,470	410,700
Swatch Group, Ltd. (The), Bearer Shares	1,014	355,542

		$4,407,294

Tobacco — 1.7%
Altria Group, Inc.	29,900	$1,722,240
British American Tobacco PLC	33,029	1,922,120
Imperial Tobacco Group PLC	15,000	810,210
Japan Tobacco, Inc.	26,600	952,672
Philip Morris International, Inc.	17,578	1,536,141
Reynolds American, Inc.	28,372	1,312,205

		$8,255,588

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	68,800	$843,519
Sumitomo Corp.	94,400	1,001,678

		$1,845,197

Security	Shares	Value
Water Utilities — 0.2%
American Water Works Co., Inc.	7,518	$434,240
United Utilities Group PLC	46,042	669,982

		$1,104,222

Wireless Telecommunication Services — 0.3%
SoftBank Group Corp.	8,600	$456,140
Vodafone Group PLC	293,269	986,951

		$1,443,091

Total Common Stocks (identified cost $252,156,997)		$265,687,922

U.S. Treasury Obligations — 12.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note:
0.625%, 4/30/18	$1,450	$1,434,721
0.75%, 10/31/17	2,882	2,872,387
0.75%, 12/31/17	3,199	3,183,529
0.75%, 3/31/18	1,736	1,723,767
1.00%, 8/31/16	624	625,491
1.00%, 8/31/19	2,924	2,877,310
1.125%, 12/31/19	1,427	1,405,233
1.25%, 11/30/18	1,776	1,777,056
1.25%, 2/29/20	1,547	1,527,997
1.375%, 7/31/18	2,671	2,687,445
1.375%, 9/30/18	433	435,619
1.375%, 5/31/20	1,317	1,303,307
1.50%, 6/30/16	592	595,561
1.50%, 8/31/18	1,232	1,243,060
1.50%, 12/31/18	5,263	5,300,833
1.50%, 3/31/19	706	710,498
1.875%, 6/30/20	2,242	2,267,876
2.00%, 1/31/16	25	25,275
2.00%, 9/30/20	1,961	1,992,738
2.00%, 11/30/20	2,142	2,173,698
2.125%, 2/29/16	25	25,219
2.125%, 8/31/20	2,476	2,529,506
2.25%, 3/31/21	1,867	1,914,214
2.25%, 4/30/21(2)	5,429	5,565,988
2.375%, 7/31/17	1,232	1,262,655
2.375%, 5/31/18	721	743,860
2.625%, 4/30/16	65	65,713
2.625%, 1/31/18	331	342,113
2.625%, 8/15/20	3,362	3,510,241
2.75%, 11/30/16	1,116	1,138,553
2.75%, 5/31/17	328	337,777
2.75%, 12/31/17	329	340,925
2.75%, 2/28/18	329	341,460
2.875%, 3/31/18	755	786,718
3.125%, 10/31/16	857	876,065
3.125%, 4/30/17	2,281	2,356,245
3.25%, 6/30/16	24	24,286
3.25%, 7/31/16	287	292,163
3.25%, 12/31/16	715	733,884
4.50%, 2/15/16	23	23,103
4.50%, 5/15/17	779	821,354
5.125%, 5/15/16	159	161,884

Total U.S. Treasury Obligations (identified cost $59,796,025)		$60,357,327

Exchange-Traded Funds (3) — 16.5%

Security	Shares	Value
Municipal Bond Funds — 14.3%
Market Vectors High-Yield Municipal Index ETF	2,277,630	$70,082,675

		$70,082,675

Short-Term Fixed Income Funds — 2.2%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$10,994,931

		$10,994,931

Total Exchange-Traded Funds (identified cost $80,206,800)		$81,077,606

Rights — 0.0%(4)

Security	Shares	Value
Standard Chartered PLC, Exp. 12/10/15(1)	8,721	$11,952

Total Rights (identified cost $0)		$11,952

Short-Term Investments — 16.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(5)	$82,891	$82,891,153

Total Short-Term Investments (identified cost $82,891,153)		$82,891,153

Total Investments — 99.9% (identified cost $475,050,975)		$490,025,960

Other Assets, Less Liabilities — 0.1%		$661,944

Net Assets — 100.0%		$490,687,904

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $51,241.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	57.8%	$283,454,606
Japan	7.7	37,795,048
United Kingdom	4.6	22,681,888
Germany	3.1	15,182,098
Switzerland	2.6	12,566,256

Country	Percentage of Net Assets	Value
France	2.3%	$11,330,479
Spain	1.4	6,783,245
Belgium	1.0	4,665,482
Netherlands	0.8	3,884,438
Sweden	0.6	3,110,400
Denmark	0.5	2,564,743
Italy	0.3	1,725,396
Finland	0.3	1,320,329
Norway	0.2	910,841
Israel	0.1	570,972
Austria	0.1	402,133
Exchange-Traded Funds	16.5	81,077,606

Total Investments	99.9%	$490,025,960

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	16,263,300	AUD	23,000,000	Morgan Stanley & Co. International PLC	12/21/15	$—	$(353,543)
USD	46,748,680	EUR	44,000,000	Morgan Stanley & Co. International PLC	12/21/15	234,578	—
USD	38,030,813	JPY	4,700,000,000	Morgan Stanley & Co. International PLC	12/21/15	—	(173,384)
USD	16,412,361	KRW	19,200,000,000	Barclays Bank PLC	12/21/15	—	(139,666)

						$234,578	$(666,593)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	200	Long	Dec-15	$8,109,780	$8,200,000	$90,220
E-mini S&P 500 Index	150	Long	Dec-15	14,774,199	15,598,500	824,301

						$914,521

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

EUR	-	Euro

JPY	-	Japanese Yen

KRW	-	South Korean Won

USD	-	United States Dollar

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$914,521	$—

Total		$914,521	$—

Foreign Exchange	Forward foreign currency exchange contracts	$234,578	$(666,593)

Total		$234,578	$(666,593)

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$474,953,695

Gross unrealized appreciation	$27,802,511
Gross unrealized depreciation	(12,730,246)

Net unrealized appreciation	$15,072,265

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$22,666,382	$28,620,795	$—	$51,287,177
Consumer Staples	22,564,812	21,898,412	—	44,463,224
Financials	9,211,666	20,423,912	—	29,635,578
Health Care	28,108,774	23,907,193	—	52,015,967
Industrials	10,825,350	5,991,574	—	16,816,924
Information Technology	35,135,076	7,084,131	—	42,219,207
Materials	—	791,866	—	791,866
Telecommunication Services	3,933,651	7,846,875	—	11,780,526
Utilities	9,127,444	7,550,009	—	16,677,453
Total Common Stocks	$141,573,155	$124,114,767 *	$—	$265,687,922
U.S. Treasury Obligations	$—	$60,357,327	$—	$60,357,327
Exchange-Traded Funds	81,077,606	—	—	81,077,606
Rights	11,952	—	—	11,952
Short-Term Investments	—	82,891,153	—	82,891,153
Total Investments	$222,662,713	$267,363,247	$—	$490,025,960
Forward Foreign Currency Exchange Contracts	$—	$234,578	$—	$234,578
Futures Contracts	914,521	—	—	914,521
Total	$223,577,234	$267,597,825	$—	$491,175,059

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(666,593)	$—	$(666,593)
Total	$—	$(666,593)	$—	$(666,593)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Richard Bernstein Equity Strategy Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.1%

Security	Shares	Value
Aerospace & Defense — 0.5%
Honeywell International, Inc.	12,952	$1,346,360
United Technologies Corp.	37,112	3,564,608

		$4,910,968

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	33,373	$3,437,753

		$3,437,753

Auto Components — 1.9%
Bridgestone Corp.	180,400	$6,425,656
Compagnie Generale des Etablissements Michelin, Class B	20,203	2,023,327
Continental AG	8,764	2,111,386
Delphi Automotive PLC	37,223	3,271,157
Denso Corp.	83,600	3,988,376

		$17,819,902

Automobiles — 3.6%
Bayerische Motoren Werke AG	21,081	$2,295,849
Fuji Heavy Industries, Ltd.	142,500	5,896,319
Honda Motor Co., Ltd.	182,000	5,941,592
Mazda Motor Corp.	147,200	3,060,264
Nissan Motor Co., Ltd.	458,000	4,891,918
Porsche Automobil Holding SE, PFC Shares	26,754	1,400,891
Toyota Motor Corp.	175,110	10,898,165

		$34,384,998

Banks — 4.7%
Banco Santander SA	649,904	$3,536,813
Bankinter SA	259,196	1,873,243
Citigroup, Inc.	30,970	1,675,167
Commerzbank AG(1)	165,458	1,816,717
Danske Bank A/S	63,471	1,701,133
DNB ASA	131,448	1,727,755
Erste Group Bank AG(1)	64,215	1,968,215
HSBC Holdings PLC	484,913	3,869,072
ING Groep NV	129,341	1,778,089
JPMorgan Chase & Co.	75,523	5,035,874
KBC Groep NV	29,830	1,779,844
Nordea Bank AB	165,233	1,828,723
PacWest Bancorp	37,756	1,775,287
Skandinaviska Enskilda Banken AB, Class A	166,831	1,771,575
Standard Chartered PLC	150,198	1,259,469
Swedbank AB, Class A	87,255	1,930,672
UniCredit SpA	294,831	1,727,729
United Bankshares, Inc.	34,806	1,466,029
Wells Fargo & Co.	119,567	6,588,142

		$45,109,548

Beverages — 3.0%
Anheuser-Busch InBev SA/NV	38,790	$4,987,095
Coca-Cola Co. (The)	135,876	5,791,035
Diageo PLC	132,759	3,807,691
Heineken NV	53,583	4,750,722
PepsiCo, Inc.	60,967	6,106,455
Pernod-Ricard SA	33,647	3,823,629

		$29,266,627

1

Security	Shares	Value
Biotechnology — 2.8%
AbbVie, Inc.	46,077	$2,679,378
Actelion, Ltd.	14,246	1,998,516
Alexion Pharmaceuticals, Inc.(1)	15,460	2,758,682
Amgen, Inc.	31,861	5,132,807
Biogen, Inc.(1)	11,701	3,356,549
Celgene Corp.(1)	27,115	2,967,737
Gilead Sciences, Inc.	43,624	4,622,399
Grifols SA, Class A	65,684	3,112,202

		$26,628,270

Building Products — 0.6%
Daikin Industries, Ltd.	87,500	$6,137,820

		$6,137,820

Capital Markets — 0.3%
Credit Suisse Group AG	72,457	$1,557,103
Julius Baer Group, Ltd.	37,636	1,799,252

		$3,356,355

Chemicals — 0.4%
Shin-Etsu Chemical Co., Ltd.	61,300	$3,467,241

		$3,467,241

Communications Equipment — 0.6%
Cisco Systems, Inc.	117,674	$3,206,617
QUALCOMM, Inc.	51,794	2,527,029

		$5,733,646

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	11,134	$1,492,958
Deutsche Boerse AG	21,722	1,860,484
EXOR SpA	40,519	1,815,106
FactSet Research Systems, Inc.	13,820	2,342,905
Investor AB, Class B	52,384	1,995,363
London Stock Exchange Group PLC	49,267	1,966,283

		$11,473,099

Diversified Telecommunication Services — 2.5%
AT&T, Inc.	52,451	$1,766,025
Deutsche Telekom AG	229,529	4,230,400
Proximus SADP	62,035	2,046,899
Swisscom AG	7,805	3,843,496
Telefonica SA	354,857	4,367,438
Telenor ASA	121,709	2,115,660
Verizon Communications, Inc.	126,838	5,764,787

		$24,134,705

Electric Utilities — 3.7%
American Electric Power Co., Inc.	21,480	$1,203,095
Duke Energy Corp.	34,962	2,369,025
Endesa SA	101,532	2,098,552
Eversource Energy	89,531	4,561,604
Fortum Oyj	146,683	2,139,119
Iberdrola SA	778,442	5,447,118
NextEra Energy, Inc.	50,281	5,021,061
OGE Energy Corp.	68,158	1,779,605
Red Electrica Corp. SA	45,555	3,904,214
SSE PLC	114,356	2,466,660
Xcel Energy, Inc.	134,346	4,790,778

		$35,780,831

Electronic Equipment, Instruments & Components — 0.4%
Citizen Holdings Co., Ltd.	168,800	$1,247,595
Kyocera Corp.	54,000	2,503,635

		$3,751,230

2

Security	Shares	Value
Food & Staples Retailing — 2.5%
Casino Guichard-Perrachon SA	31,236	$1,784,537
Costco Wholesale Corp.	32,507	5,247,280
CVS Health Corp.	62,890	5,917,320
Koninklijke Ahold NV	103,671	2,256,356
Wal-Mart Stores, Inc.	61,120	3,596,301
Walgreens Boots Alliance, Inc.	58,644	4,927,855

		$23,729,649

Food Products — 3.4%
Bunge, Ltd.	31,447	$2,094,685
Campbell Soup Co.	91,731	4,792,027
ConAgra Foods, Inc.	33,513	1,371,687
Danone SA	52,067	3,640,953
General Mills, Inc.	48,293	2,789,404
Hershey Co. (The)	33,847	2,921,335
Ingredion, Inc.	28,571	2,816,243
Kellogg Co.	17,937	1,233,528
Mondelez International, Inc., Class A	69,562	3,037,077
Nestle SA	101,679	7,536,366

		$32,233,305

Gas Utilities — 0.3%
Gas Natural SDG SA	122,689	$2,651,345

		$2,651,345

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	69,856	$3,137,931
Coloplast A/S, Class B	33,262	2,695,612
Essilor International SA	22,526	2,938,250
Medtronic PLC	80,961	6,099,602
Sirona Dental Systems, Inc.(1)	23,524	2,551,884
Sonova Holding AG	18,108	2,283,592
Teleflex, Inc.	17,921	2,360,196
Zimmer Biomet Holdings, Inc.	12,788	1,291,716

		$23,358,783

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	19,334	$1,907,106
Anthem, Inc.	10,136	1,321,532
Cardinal Health, Inc.	17,166	1,490,867
Cigna Corp.	15,196	2,051,156
DaVita HealthCare Partners, Inc.(1)	16,682	1,218,453
Express Scripts Holding Co.(1)	26,705	2,282,743
Fresenius Medical Care AG & Co. KGaA	28,005	2,309,706
Fresenius SE & Co. KGaA	25,427	1,863,690
McKesson Corp.	26,217	4,964,189
UnitedHealth Group, Inc.	21,515	2,424,956

		$21,834,398

Hotels, Restaurants & Leisure — 2.1%
Accor SA	41,215	$1,737,758
Carnival Corp.	54,110	2,734,178
Compass Group PLC	124,540	2,165,401
InterContinental Hotels Group PLC	51,825	1,989,791
McDonald’s Corp.	32,051	3,658,942
Starbucks Corp.	51,170	3,141,326
Whitbread PLC	25,004	1,711,951
Wyndham Worldwide Corp.	44,562	3,383,147

		$20,522,494

Household Durables — 1.3%
Casio Computer Co., Ltd.	124,400	$2,742,797
Nikon Corp.	287,400	3,861,327
Sony Corp.	226,600	5,871,217

		$12,475,341

3

Security	Shares	Value
Household Products — 2.3%
Colgate-Palmolive Co.	40,603	$2,666,805
Henkel AG & Co. KGaA, PFC Shares	33,980	3,853,235
Kimberly-Clark Corp.	36,350	4,331,103
Procter & Gamble Co. (The)	63,786	4,773,744
Reckitt Benckiser Group PLC	66,987	6,281,082

		$21,905,969

Industrial Conglomerates — 1.7%
3M Co.	33,103	$5,183,268
General Electric Co.	313,847	9,396,579
Roper Technologies, Inc.	11,167	2,160,703

		$16,740,550

Insurance — 1.9%
Allianz SE	11,893	$2,101,381
Assicurazioni Generali SpA	103,282	1,961,898
Aviva PLC	254,453	1,960,211
NN Group NV	63,833	2,179,224
Prudential PLC	84,651	1,962,355
Sampo Oyj, Class A	39,587	1,960,928
Standard Life PLC	294,800	1,848,860
Swiss Re AG	22,711	2,164,194
Zurich Insurance Group AG	6,875	1,809,463

		$17,948,514

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)	10,729	$7,132,639
Priceline Group, Inc. (The)(1)	1,790	2,235,442

		$9,368,081

Internet Software & Services — 2.2%
Alphabet, Inc., Class A(1)	8,261	$6,301,904
Alphabet, Inc., Class C(1)	8,283	6,150,956
eBay, Inc.(1)	55,778	1,650,471
Facebook, Inc., Class A(1)	57,296	5,972,535
Yahoo! Inc.(1)	44,381	1,500,521

		$21,576,387

IT Services — 3.5%
Accenture PLC, Class A	15,807	$1,694,827
Automatic Data Processing, Inc.	63,778	5,501,490
Cognizant Technology Solutions Corp., Class A(1)	19,048	1,230,120
Fidelity National Information Services, Inc.	20,781	1,323,126
Fiserv, Inc.(1)	74,833	7,201,928
International Business Machines Corp.	30,500	4,252,310
MasterCard, Inc., Class A	25,160	2,463,667
Paychex, Inc.	99,122	5,377,369
PayPal Holdings, Inc.(1)	55,778	1,966,732
Visa, Inc., Class A	34,768	2,747,020

		$33,758,589

Leisure Products — 0.3%
Mattel, Inc.	46,130	$1,146,792
Yamaha Corp.	86,600	2,177,937

		$3,324,729

Life Sciences Tools & Services — 0.6%
Illumina, Inc.(1)	11,984	$2,203,858

4

Security	Shares	Value
Mettler-Toledo International, Inc.(1)	6,853	$2,349,071
Thermo Fisher Scientific, Inc.	10,245	1,417,908

		$5,970,837

Machinery — 2.0%
Cummins, Inc.	14,570	$1,462,391
FANUC Corp.	25,600	4,562,872
Ingersoll-Rand PLC	61,728	3,621,582
Komatsu, Ltd.	205,500	3,403,608
Kubota Corp.	382,000	6,374,484

		$19,424,937

Media — 3.6%
Comcast Corp., Class A	82,394	$5,014,499
Liberty Global PLC, Series C(1)	43,579	1,786,739
Omnicom Group, Inc.	70,416	5,205,151
Pearson PLC	111,968	1,393,710
ProSiebenSat.1 Media SE	41,634	2,181,813
Publicis Groupe SA	28,506	1,797,674
RELX PLC	119,825	2,161,407
Time Warner, Inc.	37,027	2,591,149
Twenty-First Century Fox, Inc., Class A	66,904	1,974,337
Vivendi SA	150,044	3,151,760
Walt Disney Co. (The)	49,221	5,585,107
Wolters Kluwer NV	61,833	2,134,901

		$34,978,247

Multi-Utilities — 1.8%
Dominion Resources, Inc.	56,814	$3,827,559
DTE Energy Co.	57,433	4,622,782
E.ON SE	200,378	1,901,014
Engie SA	146,302	2,547,150
National Grid PLC	194,759	2,714,341
Sempra Energy	12,677	1,257,939

		$16,870,785

Multiline Retail — 0.6%
Marks & Spencer Group PLC	243,701	$1,842,770
Nordstrom, Inc.	33,595	1,891,734
Target Corp.	28,315	2,052,837

		$5,787,341

Personal Products — 1.2%
Beiersdorf AG	24,996	$2,323,826
Edgewell Personal Care Co.	15,833	1,274,557
L’Oreal SA	22,281	3,940,628
Unilever NV	98,425	4,322,622

		$11,861,633

Pharmaceuticals — 7.9%
Allergan PLC(1)	17,634	$5,535,136
Astellas Pharma, Inc.	414,700	5,836,502
Bayer AG	29,722	3,950,460
Bristol-Myers Squibb Co.	52,075	3,489,546
Eli Lilly & Co.	23,683	1,942,953
GlaxoSmithKline PLC	115,988	2,357,235
Johnson & Johnson	90,070	9,118,687
Merck & Co., Inc.	81,951	4,344,223
Merck KGaA	24,818	2,537,098
Novartis AG	50,792	4,333,174
Novo Nordisk A/S, Class B	88,954	4,893,004

5

Security	Shares	Value
Pfizer, Inc.	225,473	$7,388,750
Roche Holding AG PC	13,030	3,490,228
Sanofi	51,822	4,605,640
Takeda Pharmaceutical Co., Ltd.	131,700	6,408,492
Teva Pharmaceutical Industries, Ltd.	29,260	1,843,188
UCB SA	41,030	3,660,848

		$75,735,164

Real Estate Investment Trusts (REITs) — 1.1%
British Land Co. PLC (The)	148,991	$1,870,376
Klepierre	42,860	1,945,589
Land Securities Group PLC	98,460	1,825,335
Ryman Hospitality Properties, Inc.	47,256	2,567,891
Unibail-Rodamco SE	7,417	1,905,223

		$10,114,414

Real Estate Management & Development — 0.2%
Deutsche Wohnen AG, Bearer Shares	73,000	$2,005,554

		$2,005,554

Road & Rail — 0.3%
Union Pacific Corp.	31,024	$2,604,465

		$2,604,465

Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	134,140	$4,664,048
Texas Instruments, Inc.	45,264	2,630,743

		$7,294,791

Software — 2.5%
Intuit, Inc.	55,643	$5,575,429
Microsoft Corp.	219,812	11,946,782
Oracle Corp.	174,429	6,797,498

		$24,319,709

Specialty Retail — 1.5%
Hennes & Mauritz AB, Class B	48,867	$1,809,602
Home Depot, Inc. (The)	46,709	6,253,401
Lowe’s Cos., Inc.	46,109	3,531,949
TJX Cos., Inc. (The)	42,086	2,971,272

		$14,566,224

Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	165,044	$19,524,705
Canon, Inc.	195,900	5,919,900
FUJIFILM Holdings Corp.	131,100	5,302,388
Hewlett Packard Enterprise Co.(1)	66,476	987,834
HP, Inc.	66,476	833,609

		$32,568,436

Textiles, Apparel & Luxury Goods — 1.8%
Burberry Group PLC	87,094	$1,632,398
Compagnie Financiere Richemont SA, Class A	25,512	1,906,267
Hermes International	5,528	1,945,236
Hugo Boss AG	16,852	1,456,486
Luxottica Group SpA	28,077	1,875,775
NIKE, Inc., Class B	33,114	4,380,320
Pandora A/S	16,983	2,010,060
Swatch Group, Ltd. (The), Bearer Shares	4,987	1,748,610

		$16,955,152

Tobacco — 3.0%
Altria Group, Inc.	106,864	$6,155,366
British American Tobacco PLC	90,226	5,250,694
Imperial Tobacco Group PLC	64,806	3,500,430

6

Security	Shares	Value
Japan Tobacco, Inc.	131,600	$4,713,222
Philip Morris International, Inc.	49,128	4,293,296
Reynolds American, Inc.	106,840	4,941,350

		$28,854,358

Trading Companies & Distributors — 1.0%
Mitsui & Co., Ltd.	386,500	$4,738,664
Sumitomo Corp.	454,300	4,820,575

		$9,559,239

Water Utilities — 0.5%
American Water Works Co., Inc.	40,146	$2,318,833
United Utilities Group PLC	194,410	2,828,965

		$5,147,798

Wireless Telecommunication Services — 0.5%
SoftBank Group Corp.	53,638	$2,844,935
Vodafone Group PLC	542,975	1,827,297

		$4,672,232

Total Common Stocks (identified cost $756,307,771)		$846,112,443

Rights — 0.0%(2)

Security	Shares	Value
Standard Chartered PLC, Exp. 12/10/15(1)	42,914	$58,815

Total Rights (identified cost $0)		$58,815

Short-Term Investments — 11.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(3)	$110,859	$110,859,436

Total Short-Term Investments (identified cost $110,859,436)		$110,859,436

Total Investments — 99.6% (identified cost $867,167,207)		$957,030,694

Other Assets, Less Liabilities — 0.4%		$4,038,614

Net Assets — 100.0%		$961,069,308

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $64,302.

7

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	58.1%	$558,266,451
Japan	12.9	124,037,501
United Kingdom	7.3	69,933,117
Germany	4.2	40,199,990
France	3.9	37,787,354
Switzerland	3.6	34,470,261
Spain	2.8	26,990,925
Netherlands	1.3	13,099,292
Belgium	1.3	12,474,686
Denmark	1.2	11,299,809
Sweden	1.0	9,335,935
Italy	0.8	7,380,508
Finland	0.4	4,100,047
Norway	0.4	3,843,415
Austria	0.2	1,968,215
Israel	0.2	1,843,188

Total Investments	99.6%	$957,030,694

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	34,647,900	AUD	49,000,000	Morgan Stanley & Co. International PLC	12/21/15	$—	$(753,199)
USD	147,683,330	EUR	139,000,000	Morgan Stanley & Co. International PLC	12/21/15	741,054	—
USD	124,611,600	JPY	15,400,000,000	Morgan Stanley & Co. International PLC	12/21/15	—	(568,111)
USD	38,466,470	KRW	45,000,000,000	Barclays Bank PLC	12/21/15	—	(327,343)

						$741,054	$(1,648,653)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	640	Long	Dec-15	$25,951,296	$26,240,000	$288,704

Abbreviations:

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

EUR	-	Euro

JPY	-	Japanese Yen

KRW	-	South Korean Won

USD	-	United States Dollar

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

8

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$288,704	$—

Total		$288,704	$—

Foreign Exchange	Forward foreign currency exchange contracts	$741,054	$(1,648,653)

Total		$741,054	$(1,648,653)

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$866,953,260

Gross unrealized appreciation	$131,486,251
Gross unrealized depreciation	(41,408,817)

Net unrealized appreciation	$90,077,434

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$69,942,118	$100,240,391	$—	$170,182,509
Consumer Staples	81,078,453	66,773,088	—	147,851,541
Financials	22,944,253	67,063,231	—	90,007,484
Health Care	92,410,015	61,117,437	—	153,527,452
Industrials	32,777,709	30,038,023	—	62,815,732
Information Technology	114,029,270	14,973,518	—	129,002,788
Materials	—	3,467,241	—	3,467,241
Telecommunication Services	7,530,812	21,276,125	—	28,806,937
Utilities	31,752,281	28,698,478	—	60,450,759
Total Common Stocks	$452,464,911	$393,647,532 *	$—	$846,112,443
Rights	$58,815	$—	$—	$58,815
Short-Term Investments	—	110,859,436	—	110,859,436
Total Investments	$452,523,726	$504,506,968	$—	$957,030,694
Forward Foreign Currency Exchange Contracts	$—	$741,054	$—	$741,054
Futures Contracts	288,704	—	—	288,704
Total	$452,812,430	$505,248,022	$—	$958,060,452

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,648,653)	$—	$(1,648,653)
Total	$—	$(1,648,653)	$—	$(1,648,653)

9

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Richard Bernstein Market Opportunities Fund

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 24.0%

Security	Shares	Value
Auto Components — 1.7%
Bridgestone Corp.(1)	2,500	$89,047
Denso Corp.(1)	2,000	95,416

		$184,463

Automobiles — 5.1%
Fuji Heavy Industries, Ltd.(1)	3,000	$124,133
Honda Motor Co., Ltd.(1)	700	22,852
Mazda Motor Corp.(1)	3,500	72,764
Nissan Motor Co., Ltd.(1)	9,400	100,402
Toyota Motor Corp.(1)	4,000	248,945

		$569,096

Building Products — 0.8%
Daikin Industries, Ltd.(1)	1,200	$84,176

		$84,176

Chemicals — 0.7%
Shin-Etsu Chemical Co., Ltd.(1)	1,400	$79,186

		$79,186

Electronic Equipment, Instruments & Components — 1.4%
Citizen Holdings Co., Ltd.(1)	5,400	$39,911
Kyocera Corp.(1)	1,500	69,546
Yaskawa Electric Corp.(1)	3,600	47,453

		$156,910

Food Products — 0.9%
Kikkoman Corp.(1)	3,000	$98,836

		$98,836

Health Care Equipment & Supplies — 0.8%
Olympus Corp.(1)	2,200	$87,620

		$87,620

Household Durables — 0.9%
Casio Computer Co., Ltd.(1)	1,200	$26,458
Nikon Corp.(1)	5,500	73,894

		$100,352

Leisure Products — 0.5%
Yamaha Corp.(1)	2,300	$57,844

		$57,844

Machinery — 2.5%
Amada Holdings Co., Ltd.(1)	6,000	$59,082
Hitachi Construction Machinery Co., Ltd.(1)	2,500	39,261
JTEKT Corp.(1)	2,800	51,721
Komatsu, Ltd.(1)	3,900	64,594
NSK, Ltd.(1)	4,800	60,403

		$275,061

Pharmaceuticals — 3.7%
Astellas Pharma, Inc.(1)	6,500	$91,481
Daiichi Sankyo Co., Ltd.(1)	4,300	88,580
Takeda Pharmaceutical Co., Ltd.(1)	4,700	228,701

		$408,762

1

Security	Shares	Value
Software — 0.2%
Trend Micro, Inc.(1)	600	$24,471

		$24,471

Technology Hardware, Storage & Peripherals — 1.5%
Canon, Inc.(1)	2,900	$87,635
FUJIFILM Holdings Corp.(1)	2,000	80,891

		$168,526

Trading Companies & Distributors — 3.3%
Mitsui & Co., Ltd.(1)	14,600	$179,002
Sumitomo Corp.(1)	18,000	190,998

		$370,000

Total Common Stocks (identified cost $2,652,317)		$2,665,303

Exchange-Traded Funds(2) — 54.8%

Security	Shares	Value
Equity Funds — 31.1%
WisdomTree Europe Hedged Equity Fund	55,000	$3,461,700

		$3,461,700

Municipal Bond Funds — 23.7%
Market Vectors High-Yield Municipal Index ETF	85,874	$2,642,343

		$2,642,343

Total Exchange-Traded Funds (identified cost $6,044,532)		$6,104,043

Short-Term Investments — 37.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(3)	$4,205	$4,204,882

Total Short-Term Investments (identified cost $4,204,882)		$4,204,882

Total Investments — 116.6% (identified cost $12,901,731)		$12,974,228

Securities Sold Short — (23.5)%

Exchange-Traded Funds — (23.5)%

Security	Shares	Value
Equity Funds — (23.5)%
Alerian MLP ETF	(91,100)	$(1,116,886)
iShares MSCI Brazil Capped ETF	(49,300)	(1,110,236)
iShares MSCI Turkey ETF	(10,000)	(383,100)

Total Exchange-Traded Funds (proceeds $3,857,096)		$(2,610,222)

Total Securities Sold Short (proceeds $3,857,096)		$(2,610,222)

2

Value
Other Assets, Less Liabilities — 6.9%	$767,727

Net Assets — 100.0%	$11,131,733

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged to cover collateral requirements on securities sold short.

(2)	The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $4,726.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	37.8%	$4,204,882
Japan	24.0	2,665,303
Exchange-Traded Funds	54.8	6,104,043

Total Investments	116.6%	$12,974,228

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,060,650	AUD	1,500,000	Morgan Stanley & Co. International PLC	12/21/15	$—	$(23,057)
USD	2,670,249	JPY	330,000,000	Morgan Stanley & Co. International PLC	12/21/15	—	(12,174)
USD	1,111,254	KRW	1,300,000,000	Barclays Bank PLC	12/21/15	—	(9,457)

						$—	$(44,688)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini S&P 500 Index	55	Long	Dec-15	$5,417,206	$5,719,450	$302,244

Currency Abbreviations:

AUD	-	Australian Dollar

JPY	-	Japanese Yen

KRW	-	South Korean Won

USD	-	United States Dollars

At November 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or to enhance total return.

3

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at November 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$302,244	$—

Total		$302,244	$—

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(44,688)

Total		$—	$(44,688)

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$12,890,306

Gross unrealized appreciation	$285,699
Gross unrealized depreciation	(201,777)

Net unrealized appreciation	$83,922

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$911,755	$—	$911,755
Consumer Staples	—	98,836	—	98,836
Health Care	—	496,382	—	496,382
Industrials	—	729,237	—	729,237
Information Technology	—	349,907	—	349,907
Materials	—	79,186	—	79,186
Total Common Stocks	$—	$2,665,303 *	$—	$2,665,303
Exchange-Traded Funds	$6,104,043	$—	$—	$6,104,043
Short-Term Investments	—	4,204,882	—	4,204,882
Total Investments	$6,104,043	$6,870,185	$—	$12,974,228
Futures Contracts	$302,244	$—	$—	$302,244
Total	$6,406,287	$6,870,185	$—	$13,276,472

Liability Description
Securities Sold Short	$(2,610,222)	$—	$—	$(2,610,222)
Forward Foreign Currency Exchange Contracts	—	(44,688)	—	(44,688)
Total	$(2,610,222)	$(44,688)	$—	$(2,654,910)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

4

The Fund held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Worldwide Health Sciences Fund

November 30, 2015 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2015, the value of the Fund’s investment in the Portfolio was $1,708,165,068 and the Fund owned 99.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio

November 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Biotechnology — 31.5%
AbbVie, Inc.	1,225,000	$71,233,750
Actelion, Ltd.	283,000	39,700,976
Alexion Pharmaceuticals, Inc.(1)	223,000	39,792,120
Amgen, Inc.	396,000	63,795,600
Biogen, Inc.(1)	200,000	57,372,000
Bluebird Bio, Inc.(1)	191,800	17,022,250
Celgene Corp.(1)	256,000	28,019,200
Forward Pharma A/S ADR(1)	162,600	3,543,054
Galapagos NV ADR(1)	78,600	3,907,992
Gilead Sciences, Inc.	327,100	34,659,516
Incyte Corp.(1)	431,500	49,294,560
Infinity Pharmaceuticals, Inc.(1)	678,000	5,979,960
Ironwood Pharmaceuticals, Inc.(1)	1,237,800	15,101,160
NewLink Genetics Corp.(1)	138,300	5,061,780
Ophthotech Corp.(1)	331,000	21,041,670
Portola Pharmaceuticals, Inc.(1)	475,700	23,599,477
Regeneron Pharmaceuticals, Inc.(1)	111,000	60,439,500

		$539,564,565

Health Care Equipment — 11.3%
Boston Scientific Corp.(1)	3,450,000	$63,066,000
Intuitive Surgical, Inc.(1)	80,000	41,601,600
NuVasive, Inc.(1)	806,000	42,024,840
Wright Medical Group NV(1)	1,855,647	39,747,959
Zimmer Biomet Holdings, Inc.	65,500	6,616,155

		$193,056,554

Health Care Facilities — 5.8%
Community Health Systems, Inc.(1)	595,000	$17,219,300
HCA Holdings, Inc.(1)	1,220,500	83,067,230

		$100,286,530

Health Care Services — 1.9%
Express Scripts Holding Co.(1)	378,000	$32,311,440

		$32,311,440

Health Care Supplies — 2.4%
Cooper Cos., Inc. (The)	205,000	$29,981,250
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	15,480,900	11,080,369

		$41,061,619

Life Sciences Tools & Services — 4.1%
Agilent Technologies, Inc.	241,000	$10,078,620
Fluidigm Corp.(1)	653,000	7,424,610
Illumina, Inc.(1)	180,000	33,102,000
Thermo Fisher Scientific, Inc.	141,000	19,514,400

		$70,119,630

Managed Health Care — 4.0%
Health Net, Inc.(1)	631,200	$39,929,712
Molina Healthcare, Inc.(1)	258,500	15,577,210
WellCare Health Plans, Inc.(1)	149,000	12,289,520

		$67,796,442

Pharmaceuticals — 38.2%
Allergan PLC(1)	343,025	$107,672,117
Astellas Pharma, Inc.	777,000	10,935,525
Bristol-Myers Squibb Co.	1,333,000	89,324,330
Celltrion, Inc.(1)	272,000	20,210,485

1

Security	Shares	Value
Chugai Pharmaceutical Co., Ltd.	345,000	$12,032,101
Eli Lilly & Co.	611,000	50,126,440
Impax Laboratories, Inc.(1)	773,500	34,080,410
Mylan NV(1)	548,000	28,112,400
Nichi-Iko Pharmaceutical Co., Ltd.	465,780	11,740,447
Novartis AG	895,000	76,354,366
Novo Nordisk A/S, Class B	475,000	26,127,853
Ono Pharmaceutical Co., Ltd.	445,120	71,178,597
Roche Holding AG PC	105,000	28,125,397
Santen Pharmaceutical Co., Ltd.	1,250,000	19,840,926
Sawai Pharmaceutical Co., Ltd.	241,779	13,866,240
Shire PLC ADR	82,128	17,112,190
Teva Pharmaceutical Industries, Ltd. ADR	399,000	25,109,070
Towa Pharmaceutical Co., Ltd.	185,200	11,492,670

		$653,441,564

Total Common Stocks (identified cost $1,298,602,271)		$1,697,638,344

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.24%(2)	$2,024	$2,023,564

Total Short-Term Investments (identified cost $2,023,564)		$2,023,564

Total Investments — 99.3% (identified cost $1,300,625,835)		$1,699,661,908

Other Assets, Less Liabilities — 0.7%		$11,517,707

Net Assets — 100.0%		$1,711,179,615

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2015 was $19,027.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	74.2%	$1,269,191,250
Japan	8.8	151,086,506
Switzerland	8.4	144,180,739
Denmark	1.7	29,670,907
Netherlands	1.6	28,112,400
Israel	1.5	25,109,070
South Korea	1.2	20,210,485
Ireland	1.0	17,112,190
China	0.7	11,080,369
Belgium	0.2	3,907,992

Total Investments	99.3%	$1,699,661,908

2

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Portfolio did not have any open financial instruments at November 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,308,901,719

Gross unrealized appreciation	$459,808,195
Gross unrealized depreciation	(69,048,006)

Net unrealized appreciation	$390,760,189

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$499,863,589	$39,700,976		$—	$539,564,565
Health Care Equipment	193,056,554	—		—	193,056,554
Health Care Facilities	100,286,530	—		—	100,286,530
Health Care Services	32,311,440	—		—	32,311,440
Health Care Supplies	29,981,250	11,080,369		—	41,061,619
Life Sciences Tools & Services	70,119,630	—		—	70,119,630
Managed Health Care	67,796,442	—		—	67,796,442
Pharmaceuticals	351,536,957	301,904,607		—	653,441,564
Total Common Stocks	$1,344,952,392	$352,685,952	*	$—	$1,697,638,344
Short-Term Investments	$—	$2,023,564		$—	$2,023,564
Total Investments	$1,344,952,392	$354,709,516		$—	$1,699,661,908

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2015 whose fair value was determined using Level 3 inputs. At November 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 25, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2016